SHAREHOLDERS' EQUITY (Schedule Of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 11,131	$ 16,569	$ 23,600
Cost of sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	1,333	1,833	2,046
Research and development expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	1,039	2,177	2,652
Selling and marketing expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	7,685	11,367	17,167
General and administrative expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 1,074	$ 1,192	$ 1,735